Cover	Feb. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2023
Entity File Number	333-206804
Entity Registrant Name	Alpine Auto Brokers Inc.
Entity Central Index Key	0001642365
Entity Tax Identification Number	38-3970138
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	46 Reeves Road
Entity Address, City or Town	Pakuranga
Entity Address, Country	NZ
Entity Address, Postal Zip Code	2010
City Area Code	+61
Local Phone Number	405223877
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false